Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS

	December 31, 2021	December 31, 2020

Shares for basic EPS of NewAmsterdam Pharma	11,325,442	5,000,000
Exchange ratio	2.13	2.13
Adjusted number of shares	24,131,427	10,653,636

Schedule Of Computation Of Original and Restated Basic And Diluted Loss Per Share

The following table sets forth the computation of original and restated basic and diluted loss per share for the year ended December 31:

(In thousands of Euro, except share and per share amounts)	2022	2021	2020

Loss for the year	(78,052)	(28,599)	(5,749)
Weighted average number of ordinary shares - original	81,559,780	11,325,442	5,000,000
Basic and diluted loss per share - original	(0.96)	(2.53)	(1.15)
Weighted average number of ordinary shares - restated	81,559,780	24,131,427	10,653,636
Basic and diluted loss per share - restated	(0.96)	(1.19)	(0.54)